Commitments and Contingencies - Going Concern - Additional Information (Details) $ in Thousands	Dec. 31, 2017 USD ($)
ERROR in label resolution.
Estimated payments during 2018	$ 1,124,953
Estimated payments during 2019	566,800
Consolidated LNG carriew newbuildings | Newbuildings
ERROR in label resolution.
Estimated payments during 2018	552,400
Estimated payments during 2019	$ 252,100